Loss Per Share	6 Months Ended
Jun. 30, 2025
Loss Per Share [Abstract]
LOSS PER SHARE

NOTE 22 – LOSS PER SHARE

Basic and diluted loss per ordinary share is computed using the weighted average number of ordinary shares outstanding during the year. The Company has determined that the redeemable non-controlling interests are participating securities as the preferred shares participate in retained earnings of Sunrise Guizhou. The Company treats the entire measurement adjustment to redemption value of the redeemable non-controlling interest under ASC 480-10-S99-3A as being akin to a dividend, which affected in the calculation of loss available to ordinary shareholders of the Company used in the EPS calculation.

	For the six months ended June 30,
	2025	2024
Numerator:
Net loss	$(2,840,146)	$(6,040,235)
Less: accretion to redemption value of redeemable non-controlling interests	-	1,792,027
foreign currency effect on redemption value of redeemable non-controlling interests	-	(808,100)
net loss attributable to non-controlling interests	(1,583,086)	(1,588,773)
Net loss attributable to ordinary shareholders	$(1,257,060)	$(5,435,389)

Denominator:
Weighted average number of shares outstanding – basic and diluted	26,986,950	26,141,350

Loss per share – basic and diluted	$(0.05)	$(0.21)